Share-Based Arrangements - Additional Information (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 17, 2026	Apr. 16, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incremental compensation cost recognized as selling, general, and administrative expenses			$ 73,103,000		$ 73,103,000
Compensation expense			$ 107,111,000	$ 2,206,000	$ 109,591,000	$ 4,536,000	$ 27,259,000	$ 406,000	$ 0
Non-vested Time Based Vesting
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense recognized period of years							1 year 6 months
RSAs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested outstanding awards			10,414,021		10,414,021
Unrecognized compensation expense			$ 239,019		$ 239,019
Compensation expense recognized period of years					2 years 6 months
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested outstanding awards			10,414,021		10,414,021
Unrecognized compensation expense			$ 239,019		$ 239,019
Compensation expense recognized period of years					2 years 6 months
Vesting period					2 years
Convertible Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant-date fair value of the common stock					$ 129,680,000
Compensation expense will be recognized over requisite service period					5 years
Compensation expense			5,403,000		$ 5,403,000
Unrecognized compensation expense			$ 124,277,000		$ 124,277,000
Compensation expense recognized period of years					4 years 9 months 18 days
Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares remained available for future issuance			3,694,208		3,694,208
Amount withheld on behalf of employees for future purchase shares			$ 0		$ 0
Common stock purchased under employee Stock purchase plan			0		0
Share based compensation arrangement maximum increment	100,000,000
Employee Stock Purchase Plan | Class A Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares remained available for future issuance	3,694,208
Maximum number of shares may purchased by a participant during offering period		5,000
Accumulated payroll deductions discount percent		85.00%
Share based compensation arrangement incremental percentage	1.00%
2026 Omnibus Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares remained available for future issuance			58,905,086		58,905,086
Percentage of outstanding number of shares of all classes of common stock diluted basis			5.00%		5.00%
2026 Omnibus Plan | Class A Common Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common shares remained available for future issuance			58,998,448		58,998,448